Financial Instruments Risk Management	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments risk management

17. Financial instruments risk management

The Company is exposed to market risk arising from exposure to fluctuation in interest rates and currency exchange rates. These risks are managed by maintaining an appropriate mix of cash deposits in the two main currencies the Company operates in, placed with a variety of financial institutions for varying periods according to expected liquidity requirements.

Interest Rate Risk

As of December 31, 2024, the Company had cash and cash equivalents of £6.7 million (2023: £17.2 million). Exposure to interest rate sensitivity is impacted primarily by changes in the underlying bank interest rates. The Company’s surplus cash and cash equivalents are invested in interest bearing accounts and certificates of deposit from time to time which earn interest at fixed or variable rates based on the terms agreed for each account. The Company has not entered into investments for trading or speculative purposes.

Financial assets subject to fixed or variable interest rates are as follows:

	2024	2023
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at short-term fixed rates
Cash and cash equivalents	—	1,961
Financial assets at variable rates
Cash and cash equivalents	2,790	6,960
Non-interest bearing cash balances
Cash and cash equivalents	3,959	8,304

An increase in the bank interest rates by 0.5 percentage points would increase the net annual interest income applicable to the cash and cash equivalents held on variable and short-term fixed rate deposits by £14,000 (2023: £45,000).

17. Financial instruments risk management (continued)

Currency Risk

The Company’s functional currency is U.K. pounds sterling, and our transactions are commonly denominated in that currency. However, a portion of expenses are incurred in other currencies, primarily U.S. dollars, and are exposed to the effects of this exchange rate.

Although the Company is based in the United Kingdom, it sources active pharmaceutical ingredient, raw materials, research and development, manufacturing, consulting and other services worldwide, including from the United States, the European Union and India. Any weakening of the pound sterling against the currencies of such other jurisdictions makes the purchase of such goods and services more expensive for the Company. The Company seeks to minimize this exposure by maintaining currency cash balances at levels appropriate to meet foreseeable short to mid-term expenses in these other currencies. The Company thus holds a significant portion of cash and cash equivalents in U.S. dollars and will therefore report the impact of exchange rates movements on these balances.

The Company does not use derivative instruments to manage exchange rate exposure.

Financial assets and liabilities in foreign currencies, primarily held in U.S. dollars, are as follows:

	2024	2023
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	642	2,027
Current income tax receivable	3	2
Cash and cash equivalents	4,769	10,949

Financial liabilities
Trade payables	1,763	596
Lease liabilities	—	66
Accrued expenditure	4,066	4,930

A 1% increase in the value of the U.K. pound sterling relative to the U.S. dollar would increase the carrying value of net financial assets and liabilities in foreign currencies by £4,000 (2023: £74,000 decrease).

Credit risk

The Company actively manages cash and cash equivalents across a number of banks and has deposits with different maturity dates. The Company monitors the credit rating of those banks.

The majority of the Company's cash and cash equivalents at December 31, 2024 are above the £85,000 per depositor per bank protected by the U.K. Financial Services Compensation Scheme. However, over 99 percent of the Company’s cash and cash equivalents at December 31, 2024 were held at U.K. and U.S. financial institutions with short-term A-rated credit ratings, as assessed by recognized international credit rating agencies. As a result, no provision for expected credit losses has been recognized.